Consolidated Balance Sheet (USD $)	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents:
Cash and amounts due from depository institutions	$ 51,528,204	$ 61,711,145
Federal funds sold	3,168,000	4,713,000
Total cash and cash equivalents	54,696,204	66,424,145
Investment securities:
Securities available for sale	98,102,214	76,044,672
Securities held to maturity (fair value of $43,833,969 and $40,482,091)	41,039,935	39,332,164
Total investment securities	139,142,149	115,376,836
Loans (net of allowance for loan losses of $2,275,176 and $2,665,607)	224,333,021	205,074,687
Loans held for sale, at lower of cost or market		320,000
Premises and equipment, net	5,460,594	5,751,540
Accrued interest receivable	1,121,007	1,165,298
Bank-owned life insurance	7,448,771	5,727,399
Goodwill, net	1,329,249	1,329,249
Other assets	3,003,406	3,901,199
Total assets	436,534,401	405,070,353
Deposits:
Noninterest bearing demand	75,875,791	63,108,035
Interest bearing demand	34,785,442	28,812,536
Money market	46,570,972	43,906,637
Savings	60,024,882	51,094,094
Time	171,806,036	169,267,955
Total deposits	389,063,123	356,189,257
Short-term borrowings	945,000	3,585,000
Federal Home Loan Bank advances	415,776	643,735
Accrued interest and other liabilities	887,671	972,671
Total liabilities	391,311,570	361,390,663
SHAREHOLDERS’ EQUITY
Common stock – No par value: 1,000,000 shares authorized, 718,431 shares issued at December 31, 2011 and 2010	8,846,670	8,846,670
Retained earnings	45,840,968	44,841,370
Accumulated other comprehensive income (loss)	397,793	(383,669)
Treasury shares, at cost (104,660 and 102,486 shares at December 31, 2011 and 2010, respectively)	(9,862,600)	(9,624,681)
Total shareholders’ equity	45,222,831	43,679,690
Total liabilities and shareholders’ equity	$ 436,534,401	$ 405,070,353